KINGSTON MINES LTD.
          106-1990 S.E. KENT AVE.  VANCOUVER  BRITISH COLUMBIA  V5P 4X5
                    TEL: (604) 642-9561  FAX: (604) 648-8902


                                                                    May 26, 2006


VIA  EDGAR  AND  COURIER

Pamel  A.  Long
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:    KINGSTON  MINES  LTD.
            FORM  SB-2
            FILED  APRIL  12,  2006
            COMMISSION  FILE  NO.  333-133232

Dear  Ms.  Long:

     In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

     A. Pre-Effective Amendment No. 1 to our Registration Statement on Form SB-2 (the "Registration Statement"); and

     B. Four copies of the Registration Statement, marked to indicate the changes made by Pre-Effective Amendment No. 1.

     The Registration Statement has been amended to respond to the Staff's letter of non-accounting and accounting comments dated May 9, 2006. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

FORM SB-2

General

1. In response to the Staff's comment, we have made the correction to the cover page.

2. In response to the Staff's comment, we have filed the consent of our professional geologist, Barry J. Price, as exhibit 23.3 to our registration statement.

3. In response to the Staff's comment, we confirm that we are not a "blank check" company as defined in Rule 419 of Regulation C. We advise that we have added a paragraph to our Description of Business disclosing that we have no plans, arrangements, commitments, or understandings to engage in a merger or acquisition with another company (page 11).

     We respectfully disagree with the Staff's assertion that we have no assets other than cash. This is an accounting technicality. As is common for development stage mineral exploration companies, our assets are comprised of cash and our mineral claims. Due to our conservative accounting policy, our mineral claims have been expensed and not capitalized. If we were to change our accounting policy so as to capitalize them, our mineral claims would appear as capital assets on our balance sheet. Notwithstanding the accounting treatment, the fact remains that we have property that will be used in operations to earn revenue. If our exploration program is successful and we are able to prove reserves, then the mineral claims will be treated as capital assets.

     We further respectfully disagree with the Staff's assertion that we have no operations. Thus far, our operations have involved finding and acquiring the original Sugarloaf claim, commissioning a geological report, and implementing our proposed exploration plan by significantly expanding our claim area. Our operations have also included the preparation of our business plan and our registration statement. We intend to fund further operations by raising capital through our initial public offering. In this regard, we are no different from many other public companies, and in particular other development stage exploration companies.

     With respect to the Staff's statement that we will be unable to implement our business plan without substantial additional funding, we respectfully advise that we are unable to see how this relates to a "blank check" company. Rule 419 of Regulation C does not make any such distinction. Nonetheless, we respectfully point out that we addressed the issue of future financing in our Plan of Operation. We specifically state that it is our intention to seek equity financing for our future funding requirements until we can demonstrate an economically viable mine (pages 19-20). We also address the unlikelihood of debt financing at this stage. We cannot go into any greater detail about our plans for any future funding requirements because we do not know what the results of our exploration program will be. Without results from our exploration program it would be pointless to contemplate additional financing.

     Finally, we further respectfully disagree with the Staff's assertion that our registration statement contains "very general disclosure" related to the nature of our business plan. We have clearly stated our business plan with a level of detail that is at least typical for development stage mineral exploration companies. Given the nature of the industry, only so much information can be provided prior to exploration. In our Description of Business, we have provided full particulars with respect to our mineral property, including its location, access, history, geology, physiography and mineralization. We have also discussed the regulatory issues and concerns, and provided the British Columbia registration information for each claim. We have further specifically described the proposed exploration program, including the costs thereof. In our Plan of Operations, we go into even greater detail about our proposed exploration program, again providing costs along with timelines. In light of the foregoing, we respectfully seek clarification from the Staff as to which parts of our disclosure are "very general".

Prospectus Summary, page 3

4. In response to the Staff's comment, we have revised the first paragraph of the Summary (page 3).

5.     In response to the Staff's comment, we have revised the disclosure (page
3).

6. In response to the Staff's comment, we have added a paragraph discussing costs to our disclosure in the Summary (page 3). We have also added updated disclosure in our Description of Business (pages 13 and 16-17) and Plan of Operation (pages 19-20) with respect to our plans for additional financing.

7. In response to the Staff's comment, we have included a risk factor that discusses the costs, risks and consequences of becoming a public company (page
8).

8. In response to the Staff's comment, we have added a risk factor discussing the risk posed by our officers and directors selling their shares of our common stock (page 8).

9. In response to the Staff's comment, we have added disclosure to the Summary section (page 3), the Description of Business (page 12).

Market for Common Equity and Related Stockholder Matters, page 11

10. In response to the Staff's comment, we advise that the third sentence of the first paragraph of the section states, "We will not be able to obtain a quotation of our securities on the OTC Bulletin Board without a sponsoring market maker and we have not made any such arrangements." We respectfully submit that this disclosure makes it clear that we do not have any arrangements with market makers to seek quotation. If the Staff would prefer we can revise the end of the sentence to read " arrangements with a market maker", but we believe this would be unnecessarily wordy (page 11).

Description of Business, page 11

11. In response to the Staff's comment, we advise that we have added a paragraph to the section disclosing the timeline and responsibilities related to our mineral claims (page 13). We have also included a brief discussion in the summary (page 3).

History of the Claim, page 14

12. In response to the Staff's comment, we have revised the disclosure to state that our factual claims are based on the report prepared by Mr. Price (page 14).

Recommended Exploration Program, page 16

13. In response to the Staff's comment, we have replaced "staked" with "secured" (page 16).

Management Experience, page 17

14. In response to the Staff's comment, we have revised the disclosure accordingly (pages 3 and 17).

15.     In response to the Staff's comment, we have revised the statement
(page17).

16. In response to the Staff's comment, we confirm that neither Mr. Hilford nor Mr. Mills has any experience with blank check companies. Their experience with shell companies is limited to their positions as the directors and officers of Torrent Energy Corp. We have revised our disclosure accordingly (page 17).

Geological and Technical Staff, page 17

17. In response to the Staff's comment, we have revised the heading to state "Geological and Technical Consultants" (page 17).

18. In response to the Staff's comment, we have expanded on the disclosure to discuss Mr. Price's experience (page 17).

Directors, Executive Officers, Promoters and Control Persons, page 21

19. In response to the Staff's comment, we have updated the disclosure with respect to Mr. Mills' business activities for the past five years to include his ongoing legal practice and his personal service corporation (page 21). There was no substantive change to the disclosure concerning Mr. Hilford.

20. In response to the Staff's comment, we have redirected our reference to Rule 405 of the Securities Act (page 21).

21. In response to the Staff's comment, we respectfully submit that since our promoters are also our directors and officers, the disclosure required by rule 404 of Regulation S-B is set out under the section titled "Certain Relationships and Related Transactions". We further respectfully submit that reproducing the disclosure from that section would be unnecessarily repetitive.

Plan of Distribution, page 24

22. In response to the Staff's comment, we advise that Mr. Mills is responsible for placing the securities of Thrust Energy Corp. during its offering period, which is ongoing. This is disclosed in the initial registration statement of Thrust Energy Corp. Mr. Hilford has not had, and will not have, any role in the placement of securities of Thrust Energy Corp. We have therefore not revised the disclosure.

23. In response to the Staff's comment, we advise that the geological report prepared by Mr. Price does not comply with all of British Columbia's standards of disclosure for mineral projects, and as such, we are unable to sell our common stock to residents of the province.

Key Terms of Escrow Agreement, page 25

24. In response to the Staff's comment, we advise that the reference to "underwriters" was an error of over-inclusion that we have corrected (page 26).

Interest of Named Experts and Counsel, page 27

25. In response to the Staff's comment, we have added a section titled "Legal Matters" (page 27). Please be advised that we have also deleted the section titled "Interest of Named Experts and Counsel" as unnecessary because there is no interest to report.

Available Information, page 27

26. In response to the Staff's comment, we respectfully advise that the first sentence of the section states that we are subject to the informational requirements of the Securities Exchange Act of 1934 (page 27).

Exhibit 5.1, Legal Opinion

27. In response to the Staff's comment, we respectfully advise that we are unable to find the word referred to by the Staff. The filed exhibit is not paginated, and the final paragraph is only five lines. We request further clarification.

Exhibit 99.2 - Subscription Agreement

28. In response to the Staff's comment, we have revised the Specimen Subscription Agreement and re-filed it as exhibit 99.1 to the amended registration statement.


     Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/ Lou Hilford
Lou  Hilford
President  &  CEO

Enclosures